BOARD OF DIRECTORS - Directors Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Dr Sijmen de Vries, CEO and Executive Director
Director Renumeration [Line Items]
Fixed remuneration	$ 756	$ 694	$ 673
Short-term variable: annual bonus	132	414	615
Share-based payments	858	987	1,371
Post-employment benefits	176	116	115
Other	36	35	35
Key management personnel compensation	1,959	$ 2,246	$ 2,809
Mr Fabrice Chouraqui, CEO and Executive Director
Director Renumeration [Line Items]
Fixed remuneration	688
Short-term variable: annual bonus	760
Share-based payments	1,335
Post-employment benefits	8
Other	388
Key management personnel compensation	$ 3,179